UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        October 16, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York         10/16/2007
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                               0
                                                     -----------
Form 13F Information Table Entry Total:
                                                              19
                                                     -----------
Form 13F Information Table Value Total:
                                                         $89,914
                                                     -----------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

9664053.3

                                                  Form 13F INFORMATION TABLE
              COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                              VALUE     SHRS  OR  SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- --------------   -------    --------    --------  --- ---- ---------- -------- -------- ------ -----
AMERIPRISE FINL INC             COM              03076C106     6,343    100,500   SH        SOLE                 100,500
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC-CL A              COM              03071H100     7,426    449,000   SH        SOLE                 449,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG     156432106     5,952    273,300   SH        SOLE                 273,300
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAP BANCSHARES INC    COM              203634100     2,139    214,100   SH        SOLE                 214,100
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM              32190E102    13,178    493,750   SH        SOLE                 493,750
------------------------------------------------------------------------------------------------------------------------------------
GREENLIGHT CAPITAL RE LTD CL A  CL A             G4095J109     1,412     69,631   SH        SOLE                  69,631
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM              42724R107     1,534     95,250   SH        SOLE                  95,250
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC           COM              590188108     6,951     97,514   SH        SOLE                  97,514
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UTD FNL INC             COM              712704105     5,184    300,000   SH        SOLE                 300,000
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM              693475105     4,454     65,400   SH        SOLE                  65,400
------------------------------------------------------------------------------------------------------------------------------------
PUT UBS AG-REG OCT 50           PUT              H89231958        90    275,000   SH        SOLE                 275,000
------------------------------------------------------------------------------------------------------------------------------------
STATE BANCORP INC NY            COM              855716106     2,766    169,700   SH        SOLE                 169,700
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                COM              86806M106     2,047    231,875   SH        SOLE                 231,875
------------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC        COM              886374107     5,529    421,751   SH        SOLE                 421,751
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW          902973304     5,846    179,700   SH        SOLE                 179,700
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       CL A             90933T109     7,097    329,950   SH        SOLE                 329,950
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW            COM              949746101     5,450    153,000   SH        SOLE                 153,000
------------------------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC         COM              960089104        78      8,000   SH        SOLE                   8,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM              959802109     6,446    307,400   SH        SOLE                 307,400
